Issued capital (Tables)	6 Months Ended
Dec. 31, 2024
Issued capital [abstract]
Issued capital, ordinary shares

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
29,973,504 fully paid following completion of the SPAC Merger, net of transaction costs	307,737	297,618
Total Issued capital	307,737	297,618
Ordinary shareholders participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. The ordinary shares have no par value. The Company does not have a limited amount of authorised capital.

	December 31, 2024
	(In number of shares)	(In thousands of US Dollars)
Issuance of shares to employees (1a,b)	2,036,900	3,805
Conversion of debt to equity (1c) (2)	19,713,113	211,154
Shares issued to acquire NETC (3) (4) (5)	5,654,616	67,799
PIPE funding (6)	1,715,686	17,506
Shares issued as settlement of transaction expenses (7)	171,569	2,057
Shares issued as Nabor's Backstop agreement (8)	681,620	6,953
Transaction costs accounted for as a deduction from equity (IAS 32)	-	(1,536)
Total Issued capital	29,973,504	307,737

Movement in issued capital

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
29,973,504 fully paid following completion of the SPAC Merger, net of transaction costs	307,737	297,618
Total Issued capital	307,737	297,618
Ordinary shareholders participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. The ordinary shares have no par value. The Company does not have a limited amount of authorised capital.

	December 31, 2024
	(In number of shares)	(In thousands of US Dollars)
Issuance of shares to employees (1a,b)	2,036,900	3,805
Conversion of debt to equity (1c) (2)	19,713,113	211,154
Shares issued to acquire NETC (3) (4) (5)	5,654,616	67,799
PIPE funding (6)	1,715,686	17,506
Shares issued as settlement of transaction expenses (7)	171,569	2,057
Shares issued as Nabor's Backstop agreement (8)	681,620	6,953
Transaction costs accounted for as a deduction from equity (IAS 32)	-	(1,536)
Total Issued capital	29,973,504	307,737